Interests in Resource Properties (Details) - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interests in Resource Properties
Interests in resource properties	$ 192,142	$ 196,634
Interest in an iron ore development project
Interests in Resource Properties
Interests in resource properties	$ 192,142	$ 196,634	$ 201,802